Annual Total Returns- Vanguard Consumer Staples Index Fund (Admiral) [BarChart] - Admiral - Vanguard Consumer Staples Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	13.65%	11.09%	27.98%	15.85%	6.01%	6.30%	11.80%	(7.71%)	26.07%	10.93%